Financial Information - Washington Federal, INC. - Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Cash Flows From Operating Activities
Net income	$ 42,498	$ 39,050	$ 40,361	$ 38,407	$ 40,561	$ 37,910	$ 38,657	$ 40,236	$ 160,316	$ 157,364	$ 151,505
Adjustments to reconcile net income to net cash provided by operating activities:
Decrease (increase) in other assets									(29,220)	(17,799)	36,350
Net cash provided by operating activities									142,871	173,715	181,422
Cash Flows From Financing Activities
Proceeds from exercise of common stock options and related tax benefit									2,070	10,252	4,261
Treasury stock purchased									(126,728)	(104,291)	(110,238)
Dividends paid on common stock									(51,111)	(42,065)	(37,835)
Net cash (used) by financing activities									(350,176)	(376,457)	(337,395)
Increase (decrease) in cash and cash equivalents									(497,794)	578,280	(547,867)
Cash and cash equivalents at beginning of period				781,843				203,563	781,843	203,563	751,430
Cash and cash equivalents at end of period	284,049				781,843				284,049	781,843	203,563
Parent Company
Cash Flows From Operating Activities
Net income									160,316	157,364	151,505
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of subsidiaries									32,375	(87,943)	(4,893)
Decrease (increase) in other assets									0	1	1
Increase in other liabilities									(13,189)	4,152	1,698
Net cash provided by operating activities									179,502	73,574	148,311
Cash Flows From Financing Activities
Proceeds from exercise of common stock options and related tax benefit									2,070	10,252	4,261
Treasury stock purchased									(126,728)	(104,291)	(110,238)
Dividends paid on common stock									(51,111)	(42,065)	(37,835)
Net cash (used) by financing activities									(175,769)	(136,104)	(143,812)
Increase (decrease) in cash and cash equivalents									3,733	(62,530)	4,499
Cash and cash equivalents at beginning of period				$ 3,895				$ 66,425	3,895	66,425	61,926
Cash and cash equivalents at end of period	$ 7,628				$ 3,895				$ 7,628	$ 3,895	$ 66,425